Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			8 Months Ended		12 Months Ended	1 Months Ended	4 Months Ended	11 Months Ended	3 Months Ended	4 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 20, 2013	Aug. 19, 2014	Dec. 30, 2014	Feb. 14, 2012	May 15, 2012	Dec. 05, 2012	Mar. 31, 2014	May 16, 2013	Nov. 04, 2014	Mar. 21, 2012	Dec. 31, 2010	Dec. 08, 2010	Aug. 20, 2015	Aug. 20, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Mar. 31, 2013
Shares granted	656,650	342,400
Common stock par value	$ 0.01	$ 0.01												$ 0.01	$ 20
Vested during the period	205,143	160,133
Number of forfeited shares	171,626
Amortization of stock based compensation	$ 3,576	$ 3,634	$ 613
Unrecognized compensation cost	6,235	2,724
Expected period of recognition for unrecognized compensation costs	2 years
Compensation cost allocated in "General and administrative expenses"	3,576	3,634	613
Shares authorized under Equity Plan													2,000,000
Fair value of shares vested	$ 2,383	$ 2,959
Azara Services S.A.
Shares granted				150,000
Vesting period				2 years
Vested In Period																50,000	50,000
Shares vested on grant date				50,000
Grant date fair value				$ 17.56
Azara Services S.A. on 19 August 2014
Shares granted					150,000
Vesting period					3 years
Vested In Period	50,000																	50,000	50,000
Grant date fair value					$ 18.37
Azara Services S.A. on 30 December 2014
Shares granted						300,000
Vesting period						3 years
Vested In Period																		100,000	100,000	100,000
Grant date fair value						$ 9.46
Officers and key employees of Ocean Rig AS
Shares granted							112,950
Grant date fair value							$ 16.5
Expected period of recognition for unrecognized compensation costs							3 years
Officer
Shares granted								4,500	7,500
Vesting period								3 years
Vested In Period																					7,500
Grant date fair value								$ 15.92	$ 15.75
Sign-up bonus
Shares granted								28,200
Vesting period								3 years
Grant date fair value								$ 15.92
Employees
Shares granted	139,202	97,283								161,200	192,400	45,450
Vesting period										3 years	3 years	3 years
Grant date fair value										$ 17.79	$ 16.9	$ 12.6